Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Commitments and Contingencies
38.	Commitments and Contingencies
License Agreements
Turkcell:
On 27 April 1998, the Company signed the Agreement for grant of concession for the establishment and Operation of the
Pan-European
Mobile Telephone System, GSM (hereinafter referred to as the “License Agreement”) with the Turkish Ministry. In accordance with the License Agreement, the Company was granted a
25-year
license for the provision of GSM services for a license fee of USD 500,000.
3G License
On 30 April 2009, the Company signed a separate License Agreement with ICTA which provides authorization for providing IMT 2000/UMTS services and establishment and operation of the required infrastructure. The Company acquired the A license providing the widest frequency band for a consideration of EUR 358,000 (excluding VAT). The license is effective for a duration of 20 years starting from 30 April 2009. According to the agreement, the Company has provided IMT 2000/UMTS services starting from 30 July 2009.
4.5G License
The 4.5G licensing process is finalized by the signing of the IMT License Commitments Document by the Company, whereby, ICTA granted the Company a 4.5G License on 27 October 2015. The 4.5G License is effective for 13 years until 30 April 2029. According to the License, the Company started to provide 4.5G services on 1 April 2016.
Belarusian Telecom:
Belarusian Telecom owns a license, issued on 28 August 2008, for a period of 10 years, which was valid till 28 August 2018. However, in accordance with the Edict of the President of the Republic of Belarus dated 26 November 2015, numbered 475, the license is issued without limitation of the period of validity. Starting from 1 March 2016 the license is valid from the date of the licensing authority’s decision on its issue and for an unlimited period. Under the terms of its license, Belarusian Telecom had been provided with additional time by the license authority to fulfill all 2G signal coverage requirements regarding the settlements until the end of 2019. As of 31 December 2019, the Group considers that terms and obligations of the license agreement has been met.
lifecell:
lifecell owns eleven activity licenses, for GSM 900, a technology neutral license, issued for 3G, one license for international and long-distance calls and eight PSTN licenses for eight regions in Ukraine. As of 31 December 2018, lifecell owned 27 frequency use licenses for IMT
(LTE-2600,
LTE-1800,
IMT-2000
(UMTS),
GSM-900,
GSM-1800,
CDMA-800.
Wi-fi
and microwave Radio relay and Broadband Radio Access, which are regional and national. Licenses for IMT
(LTE-2600,
LTE-1800)
and
GSM-1800
were issued on 4G tenders, held in Q1’2018. Additionally, lifecell holds a specific number range
-
three NDC codes for mobile networks, twenty two permissions on a number resource for short numbers, eleven permissions on a number resource for
SS-7
codes (7 regional and 4 international), one permission on a number resource for Mobile Network Code, nine permissions on a number resource for local ranges for PSTN licenses, two permissions on a service codes for alternative routing selection for international and long-distance fixed telephony and one permission on a code for global telecommunication service “800”.
Inteltek:
Our affiliate, Inteltek, on which the Company holds 55% of its shares, has been incorporated in order to establish and operate central system for games of chance through multi-access electronic platforms.
Inteltek operated games of chance and assigned mobile sub agencies to operate the fixed odds and paramutual betting games basing on the agreements executed with Spor Toto. The term of the agreement executed between Spor Toto and Inteltek has been expired on 29 August 2019. In this context, activities of Inteltek ceased on 29 August 2019.
As at 31 December 2019, Inteltek provided to Spor Toto letters of guarantee amounting TL 25,000 (31 December 2018: TL 184,752).
Subsequent to year end, the Company signed a binding termsheet on 14 January 2020 to transfer its shareholding of 55% in Inteltek (Note 42).
Kibris Telekom:
On 27 April 2007, Kibris Telekom signed the License Agreement for the Installation and Operation of a Digital, Cellular and, Mobile Telecommunication System (“Mobile Communication License Agreement”) with the Ministry of Communications and Public Works of the Turkish Republic of Northern Cyprus, effective from 1 August 2007, and replacing the previous
GSM-Mobile
Telephony System Agreement dated 25 March 1999. In accordance with the Mobile Communication License Agreement, Kibris Telekom was granted an
18-year
GSM 900, GSM 1800 and IMT 2000/UMTS license for GSM 900 and GSM 1800 frequencies while the usage of IMT 2000/UMTS frequency bands is subject to the fulfillment of certain conditions. On 14 March 2008, Kibris Telekom was awarded a 3G infrastructure license. In 2012, Kibris Telekom acquired Internet Service Provider and Infrastructure establishment and operation licenses.
Lifecell Digital:
In December 2018, Lifecell Digital acquired an infrastructure license in order to operate as an Internet Service Provider in Turkish Republic of Northern Cyprus.
The following disclosures comprise of material legal lawsuits, investigations and in-depth
investigations against the Company.
Disputes on Special Communication Tax and Value Added Tax

a)	Disputes on SCT for the year 2011
The Large Taxpayers Office levied Special Communication Tax (SCT) and tax penalty on the Company as a result of the Tax Investigation for the year 2011. The Company filed lawsuits for the cancellation of the notification regarding the aforementioned SCT assessment. The court partially accepted and partially rejected the cases and the parties appealed the decisions regarding the parts against them. The Large Taxpayers Office has collected TL 80,355 calculated for the parts against the Company for the assessment of the SCT for the year 2011 by offsetting the receivables of the Company from Public Administrations. While the cases are pending before the court of appeal the Company filed application for the restructuring as per Law no. 6736. The tax Office has rejected the application. The Company has also filed a case for the cancellation of aforementioned rejection act of the Tax Office. The hearing was held in this case and it is expected that the court will grant a decision. In the cases regarding the cancellation of the SCT assessment for the year 2011, Council of State accepted our appeal and decided to reverse the first instance court decision in favor of the Company, on the ground that; in the case filed for the cancellation of the rejection act regarding our Company’s request to restructure the cases filed for the year 2011, the court decided in favor of the Company (decision has not been notified to the Company yet) and since the mentioned case will affect these cases, finalization of the respective decision should be waited.
Based on the management opinion, an outflow of resources embodying economic benefits is deemed as less than probable on aforementioned transactions, thus, no provision is recognized in the consolidated financial statements as at and for the year ended 31 December 2019 (31 December 2018: None).

b)	Disputes on SCT and VAT for the years 2015, 2016 and 2017
Turkish telecom sector players including the Company have been subjected to a limited tax audit with respect of VAT and SCT for 2015 and 2016. At the end of the tax audit process for the Company no issues to be criticized were identified for 2015. However, certain bundle offers and services offered by the Company are subject to dispute by the tax authority for 2016.
As of 31 December 2019, respectively tax claims arising from SCT and VAT amounting to TL 134,537 and TL 113,367 including the principal and penalty amounts have been notified to the Company.
The Large Taxpayers Office levied Special Communication Tax (SCT) and tax penalty on the Company amounting to TL 85,125 in total, of which SCT amounting to TL 34,050 and penalty amounting to TL 51,075 based on the claim stated on Tax Investigation Reports prepared for the year 2015, that the Company should pay Special Communication Tax over the prepaid card sales made by the distributors.
Tax investigation closing minute has been signed for the year 2016 and the Tax Investigation Reports delivered for the year 2016. Special Communication Tax (SCT) and tax penalty on the Company amounting to TL 61,733 in total, of which SCT amounting to TL 24,693 and penalty amounting to TL 37,040 based on the claim stated on Tax Investigation Reports prepared for the year 2016.
As a result of the settlement made with Tax Authority, an amount included late payment interest was settled as TL 199,000 for assessments above. Settled amount has been paid within the legal term and assessments were closed in 2019.
The investigation regarding SCT for prepaid card sales made by the distributors for the year 2017 is still ongoing.
Disputes regarding the Law on the Protection of Competition
The investigation initiated by the Competition Board with respect to the practices of the Company regarding the distributors and their dealers in the distribution network. With this decision The Competition Board rejected the claims that the Company determined the resale price. But with the same decision, The Competition Board decided to apply administrative fine on the Company amounting to TL 91,942, on the ground that the Company forced its sub dealers to actual exclusivity. The Company filed a lawsuit for the stay of execution and cancellation of the aforementioned Board decisions regarding the parts against itself. The Court rejected the case. The Company appealed the decision with the request of the stay of the execution. The appeal process is ongoing.
Three private companies filed a lawsuits against the Company in relation with this case claiming in total of TL 112,084 together with up to 3 times of the loss amount to be determined by the court for its material damages by reserving its rights for surpluses allegedly. Among these cases, in the case filed for the compensation of total TL 110,484 material damages together with compensation amounting to 3 times of the damage and interest, the court decided to reject the case in favor of the Company, at the hearing on 12 June 2019. The reasoned decision was notified to the Company. The plaintiff appealed the case before Regional Administrative Court. The Company replied to plaintiff’s appeal request in due time. The appeal process, before Regional Administrative Court, is pending.
On the other hand, a lawsuit was filed by a third party, for the cancellation of the part of the aforementioned Competition Board decision, regarding the rejection of the claims that the Company determined the resale price. The Council of State cancelled this part of the aforementioned Competition Board decision. Therewith Competition Board launched a new investigation. As a result of the new investigation The Competition Board decided to apply administrative fine amounting to TL 91,942 on the Company. The reasoned decision was received to the Company on 12 June 2019. The Company has taken all legal actions by requesting the cancellation of the aforementioned decision and its withdrawal by the Competition Authority. Subsequently, the Competition Authority accepted some of the claims of the Company and reduced the administrative fine to 61,294 TL with its decision. Short decision was notified to the
Company. The reasoned decision was also notified to the Company. All necessary legal actions shall be taken against this decision in legal term. Following this decision, in the case filed for the cancellation of the Competition Board administrative fine of 91,942 TL, the court decided that there is no need to render a decision because of devoid of essence.
Based on the management opinion, the probability of an outflow of resources embodying economic benefits is less than probable, thus, no provision is recognized in the consolidated financial statements as at and for the year ended 31 December 2019 (31 December 2018: None).
Ministry of Trade Administrative Fine
The Ministry of Trade prepared a report upon the investigation initiated against the Company regarding subscriber agreements, distance contracts, value added services and commitment campaigns including device procurement for the year 2015. The Company filed a lawsuit for a stay of execution and cancellation of the Notice of Administrative Fine imposed by Istanbul Governorship Directorate of Commerce based on the aforementioned Ministry report, amounting to TL 138,173 and the Decision of Administrative Fine of Istanbul Governorship Directorate of Commerce. The Court rejected the stay of execution request of the Company. The Company objected to the decision, objection was rejected. The hearing was held on 17 September 2019. The Court accepted the case in favor of the Company and cancelled the administrative fine. İstanbul Governorship appealed the case before Regional Administrative Court. The Company replied to the appeal request in due time.
Based on management opinion, the probability of an outflow of resources embodying economic benefits is less than probable, and thus, no provision is recognized in the consolidated financial statements as at and for the year ended 31 December 2019 (31 December 2018: None).
Other ongoing lawsuits and tax investigations
In addition to the aforementioned SCT investigation for prepaid card sales, the following tax and treasury share investigations in the Company have commenced: (i) for 2017 fiscal year regarding SCT for other transactions, (ii) 2018 fiscal year regarding SCT, Corporate Income Tax and Value Added Tax and, (iii) treasury share investigation regarding July-August-September 2019 period.

Subject	31 December 2019 Anticipated Maximum Risk (excluding accrued interest)	31 December 2018 Anticipated Maximum Risk (excluding accrued interest)	31 December 2019 Provision	31 December 2018 Provision
Other Disputes	18,763	—	—	—
Other ongoing lawsuits and tax investigations (continued)
JSC Kazakhtelecom initiated arbitration proceedings against the Company related to its acquisition of JSC Kcell shares, which was subsidiary of the Fintur. JSC Kazakhtelecom presented its claim. The arbitration proceeding is in a very early stage.
Based on management opinion, an outflow of resources embodying economic benefits for the cases above mentioned is deemed to be less than probable, and thus, no provision is recognized in the consolidated financial statements as at and for the year ended 31 December 2019 (31 December 2018: None).
Due to probability of an outflow of resources embodying economic benefits with regards to notification of Information and Communication Technologies Authority for wireless fee related to 2018 fiscal year; based on management opinion in accordance with the relevant legislation while reserving right to take legal action, totally TL 128,429 paid in November 2019 with reservation for 2018 and 2019 fiscal years and legal actions has been taken. This payment is reflected in current year income statement.